Summary of Significant Accounting Policies - Narrative (Details)	12 Months Ended
	Dec. 31, 2021 USD ($) segment	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)	Jan. 01, 2022 USD ($)
Property, Plant and Equipment [Line Items]
Number of operating segments | segment	1
Number of reportable segments | segment	1
Impairment expense	$ 0	$ 0	$ 0
Cost of acquisition	1.50%
Expected dividend yield	0.00%
Forecast
Property, Plant and Equipment [Line Items]
Lease liability				$ 1,200,000
Right-of-use asset				$ 1,200,000
Capitalized software
Property, Plant and Equipment [Line Items]
Useful life	3 years